Debt - Reconciliation to Consolidated Balance Sheets (Details) € in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Jun. 27, 2018 EUR (€)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 25, 2017 EUR (€)	Jun. 12, 2017 USD ($)
Debt
Principal	$ 8,074,490				$ 8,481,178
Debt issuance cost, net	(79,067)				(95,511)
Premium	650				5,980
Swap	(18,806)				(15,088)
Total Long-term Debt	7,977,267
Total	8,012,089				8,376,559
Senior Notes
Debt
Principal	5,928,832				5,987,578
Debt issuance cost, net	(52,185)				(63,266)
Premium	650				5,980
Swap	(18,806)				(15,088)
Total	5,858,491				5,915,204
Senior Notes | 6.250% Senior Secured Notes due February 2022
Debt
Principal	1,500,000				1,500,000
Debt issuance cost, net	(11,611)				(14,808)
Premium	0				0
Swap	(18,780)				(15,117)
Total	$ 1,469,609				$ 1,470,075
Stated interest rate on debt (as a percent)	6.25%	6.25%			6.25%
Senior Notes | 6.500% Senior Secured Notes due February 2025
Debt
Principal	$ 1,100,000				$ 1,100,000
Debt issuance cost, net	(11,615)				(13,087)
Premium	0				0
Swap	0				0
Total	$ 1,088,385				$ 1,086,913
Stated interest rate on debt (as a percent)	6.50%	6.50%			6.50%
Senior Notes | 6.625% Senior Secured Notes due February 2018
Debt
Principal					$ 599,650
Debt issuance cost, net					(536)
Premium					0
Swap					0
Total					$ 599,114
Stated interest rate on debt (as a percent)	6.625%	6.625%			6.625%
Senior Notes | 4.750% Senior Secured Notes due February 2023
Debt
Principal	$ 973,250	€ 850,000			$ 1,019,405
Debt issuance cost, net	(8,520)				(10,804)
Premium	0				0
Swap	0				0
Total	$ 964,730				$ 1,008,601
Stated interest rate on debt (as a percent)	4.75%	4.75%			4.75%
Senior Notes | 4.125% Senior Secured Notes due February 2020
Debt
Principal	$ 501,058	€ 437,605			$ 839,510
Debt issuance cost, net	(1,891)				(5,855)
Premium	0				0
Swap	0				0
Total	$ 499,167				$ 833,655
Stated interest rate on debt (as a percent)	4.125%	4.125%			4.125%
Senior Notes | 5.625% Senior Secured Notes due February 2020
Debt
Principal					$ 600,000
Debt issuance cost, net					(4,233)
Premium					0
Swap					0
Total					$ 595,767
Stated interest rate on debt (as a percent)	5.625%	5.625%			5.625%
Senior Notes | 4.750% Senior Secured Notes due March 2020
Debt
Principal	$ 444,146	€ 387,900			$ 599,650
Debt issuance cost, net	(5,894)				(14,479)
Premium	0				0
Swap	0				0
Total	$ 438,252				$ 585,171
Stated interest rate on debt (as a percent)	4.75%	4.75%			4.75%
Senior Notes | 7.500% Senior Secured Notes due July 2019
Debt
Principal					$ 144,303		$ 500,000
Debt issuance cost, net					0
Premium					3,708
Swap					220
Total					$ 148,231
Stated interest rate on debt (as a percent)	7.50%	7.50%			7.50%		7.50%
Senior Notes | 5.500% Senior Secured Notes due June 2020
Debt
Principal	$ 27,311				$ 124,143
Debt issuance cost, net	0				0
Premium	234				1,757
Swap	(26)				(191)
Total	$ 27,519				$ 125,709
Stated interest rate on debt (as a percent)	5.50%	5.50%			5.50%
Senior Notes | 5.350% Senior Secured Notes due October 2023
Debt
Principal	$ 60,567				$ 60,567
Debt issuance cost, net	0				0
Premium	416				515
Swap	0				0
Total	$ 60,983				$ 61,082
Stated interest rate on debt (as a percent)	5.35%	5.35%			5.35%
Senior Notes | 3.500% Senior Secured Notes due July 2024
Debt
Principal	$ 572,500	€ 500,000	€ 500,000
Debt issuance cost, net	(5,321)
Premium	0
Swap	0
Total	$ 567,179
Stated interest rate on debt (as a percent)	3.50%	3.50%	3.50%		3.50%
Senior Notes | 6.250% Senior Secured Notes due January 2027
Debt
Principal	$ 750,000			$ 750,000
Debt issuance cost, net	(7,333)
Premium	0
Swap	0
Total	$ 742,667
Stated interest rate on debt (as a percent)	6.25%	6.25%		6.25%	6.25%
Term loan | Term Loan Facility due 2023
Debt
Principal	$ 1,717,500				$ 1,798,950	€ 1,500,000
Debt issuance cost, net	(12,105)				(13,589)
Premium	0				0
Swap	0				0
Total Long-term Debt	1,705,395
Total					1,785,361
Revolving Credit Facility | Revolving Credit Facilities due July 2021
Debt
Principal	428,158				95,000
Debt issuance cost, net	(14,777)				(18,120)
Premium	0				0
Swap	0				0
Total Long-term Debt	$ 413,381
Total					$ 76,880